June 30, 2001                                  . Pacific Corinthian Variable
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                     Report







                                                              PACIFIC CORINTHIAN

                               TABLE OF CONTENTS

  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

  Financial Statements:

   Statement of Assets and Liabilities...................................... 1

   Statement of Operations.................................................. 2

   Statement of Changes in Net Assets....................................... 3

  Notes to Financial Statements............................................. 5

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (Unaudited)
(In thousands)

                         Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                         Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                            I        II       IV      VII       IX       X        XI      XII      XIII     XIV
                         -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Money Market Portfolio.   $2,679
 Equity Portfolio.......           $33,339
 Inflation Managed
 Portfolio (1)..........                     $1,314
 Equity Income
 Portfolio..............                              $8,481
 Multi-Strategy
 Portfolio..............                                       $5,545
 Managed Bond Portfolio.                                                $9,326
 High Yield Bond
 Portfolio..............                                                           $162
 Equity Index Portfolio.                                                                  $2,788
 International Value
 Portfolio..............                                                                             $639
 Growth LT Portfolio....                                                                                    $6,369

Receivables:

 Fund shares redeemed...                 3
                         -----------------------------------------------------------------------------------------
Total Assets............    2,679   33,342    1,314    8,481    5,545    9,326      162    2,788      639    6,369
                         -----------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                 3
 Other Liabilities......        7       90        3       22       10        2                 6        1       15
                         -----------------------------------------------------------------------------------------
Total Liabilities.......        7       93        3       22       10        2                 6        1       15
                         -----------------------------------------------------------------------------------------
NET ASSETS..............   $2,672  $33,249   $1,311   $8,459   $5,535   $9,324     $162   $2,782     $638   $6,354
                         -----------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............      266    1,593      122      381      368      866       22       88       49      291
                         -----------------------------------------------------------------------------------------
Cost of Investments.....   $2,664  $21,961   $1,262   $5,399   $4,383   $9,163     $193   $2,300     $695   $7,161
                         -----------------------------------------------------------------------------------------

(1) Formerly named Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                         Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable
                         Account   Account   Account   Account   Account   Account   Account   Account   Account   Account
                            I         II        IV       VII        IX        X         XI       XII       XIII      XIV
                         --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............      $67    $2,061       $31      $110       $88      $257        $8       $25       $14    $1,032

EXPENSES
 Mortality and expense
 risk fees and operating
 expenses...............       16       220         8        52        35        57         1        18         4        43
                         --------------------------------------------------------------------------------------------------
Net Investment Income...       51     1,841        23        58        53       200         7         7        10       989
                         --------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........       (1)      937        (2)      156        74         8                 (35)       (9)     (719)
 Net unrealized
 appreciation
 (depreciation) on
 investments............       (1)   (9,098)        6      (612)     (193)      (46)       (5)     (218)     (117)   (1,766)
                         --------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........       (2)   (8,161)        4      (456)     (119)      (38)       (5)     (253)     (126)   (2,485)
                         --------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........      $49   ($6,320)      $27     ($398)     ($66)     $162        $2     ($246)    ($116)  ($1,496)
                         --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                         Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable
                         Account   Account   Account   Account   Account   Account   Account   Account   Account   Account
                            I         II        IV       VII        IX        X         XI       XII       XIII      XIV
                         --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..      $51    $1,841       $23       $58       $53      $200        $7        $7       $10      $989
 Net realized gain
 (loss) from security
 transactions...........       (1)      937        (2)      156        74         8                 (35)       (9)     (719)
 Net unrealized
 appreciation
 (depreciation) on
 investments............       (1)   (9,098)        6      (612)     (193)      (46)       (5)     (218)     (117)   (1,766)
                         --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........       49    (6,320)       27      (398)      (66)      162         2      (246)     (116)   (1,496)
                         --------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM ACCOUNT
TRANSACTIONS
 Transfer of net
 premiums...............                  5                   5                   2                   1         1         1
 Transfers between
 variable accounts, net.      392      (883)      195        68        19       118        30       (22)       22      (439)
 Transfers--policy
 charges and deductions.      (35)     (291)       (1)       (5)      (25)      (11)                 (2)       (1)      (28)
 Transfers--surrenders..     (374)   (1,391)     (126)     (433)     (442)     (573)       (2)     (146)      (30)     (305)
 Transfers--other.......                 12                   2                  (1)       (2)        2         1         4
                         --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Account
Transactions............      (17)   (2,548)       68      (363)     (448)     (465)       26      (167)       (7)     (767)
                         --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........       32    (8,868)       95      (761)     (514)     (303)       28      (413)     (123)   (2,263)
                         --------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period....    2,640    42,117     1,216     9,220     6,049     9,627       134     3,195       761     8,617
                         --------------------------------------------------------------------------------------------------
 End of Period..........   $2,672   $33,249    $1,311    $8,459    $5,535    $9,324      $162    $2,782      $638    $6,354
                         --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable
                         Account   Account   Account   Account   Account   Account   Account   Account   Account   Account
                            I         II        IV       VII        IX        X         XI       XII       XIII      XIV
                         --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income..     $135    $3,266       $46      $883      $590      $181       $13       $30       $20    $1,568
 Net realized gain
 (loss) from security
 transactions...........        5     3,677        (4)      699       260        (7)       (8)      (24)      (24)     (310)
 Net unrealized
 appreciation
 (depreciation) on
 investments............        1   (22,255)       58    (2,424)     (887)      228       (13)     (400)     (115)   (3,896)
                         --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........      141   (15,312)      100      (842)      (37)      402        (8)     (394)     (119)   (2,638)
                         --------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM ACCOUNT
TRANSACTIONS
 Transfer of net
 premiums...............                 41                             5         2                             2        11
 Transfers between
 variable accounts, net.     (486)     (167)      176      (535)     (214)    9,469       (36)      375       307     2,872
 Transfers--policy
 charges and deductions.      (25)     (591)                (65)      (19)                          (11)               (104)
 Transfers--surrenders..     (347)   (8,392)     (242)   (1,743)   (1,203)     (593)      (15)     (392)     (215)     (903)
 Transfers--other.......       (1)      394        (1)      105         2        51         1         2        18         5
                         --------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Account
Transactions............     (859)   (8,715)      (67)   (2,238)   (1,429)    8,929       (50)      (26)      112     1,881
                         --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     (718)  (24,027)       33    (3,080)   (1,466)    9,331       (58)     (420)       (7)     (757)
                         --------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year......    3,358    66,144     1,183    12,300     7,515       296       192     3,615       768     9,374
                         --------------------------------------------------------------------------------------------------
 End of Year............   $2,640   $42,117    $1,216    $9,220    $6,049    $9,627      $134    $3,195      $761    $8,617
                         --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company ("Pacific Life") is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five-year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                                         Portfolios
                                         ----------
  Variable Account I            Money Market Portfolio

  Variable Account II           Equity Portfolio

  Variable Account IV           Inflation Managed Portfolio *

  Variable Account VII          Equity Income Portfolio

  Variable Account IX           Multi-Strategy Portfolio

  Variable Account X            Managed Bond Portfolio

  Variable Account XI           High Yield Bond Portfolio

  Variable Account XII          Equity Index Portfolio

  Variable Account XIII         International Value Portfolio

  Variable Account XIV          Growth LT Portfolio



 * Formerly named Government Securities Portfolio.

 Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for the shares of the Managed Bond (the "reorganization"). In connection with the reorganization, a total of 2,015,150 outstanding accumulation units (valued at $9,464,300) of the Bond and Income Variable Account were exchanged for 6,543,824 accumulation units with equal value of the Managed Bond Variable Account.

2. SIGNIFICANT ACCOUNTING POLICIES

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

 During the six-month period ended June 30, 2001, the Fund declared dividends for each of the portfolios invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2001, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap.

5. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. SELECTED ACCUMULATION UNIT**

 Selected accumulation unit value and unit information as of June 30, 2001 were as follows:

                     ------------
                     Accumulation
                      Unit Value
                     ------------
                                              Number of
                  At                            Units
                Begin-         At End        Outstanding
Variable        ning of          of           at End of
Accounts        Period         Period          Period
--------------------------------------------------------
   I            $2.142         $2.181         1,225,511
   II            7.972          6.748         4,927,134
   IV            2.294          2.345           559,193
  VII            3.336          3.190         2,651,780
   IX            2.710          2.679         2,066,021
   X             1.505          1.530         6,093,561
   XI            1.341          1.363           118,997
  XII            2.871          2.658         1,046,538
  XIII           1.590          1.343           474,767
  XIV            3.948          3.258         1,950,021
--------------------------------------------------------


** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


7. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2001 were as follows (amounts in thousands):

                                                                  Variable Accounts
                                                        ---------------------------------------
                                                           I      II       IV    VII      IX
                                                        ---------------------------------------
Total cost of investments at beginning of period         $2,631 $21,746  $1,172 $5,548  $4,704
Add: Total net proceeds from policy and M&E transactions    447      70     239    149      90
     Reinvested distributions from the Fund:
     (a) Net investment income                               67              31     13      78
     (b) Net realized gain                                        2,061             97      10
                                                        ---------------------------------------
          Sub-Total                                       3,145 $23,877   1,442  5,807   4,882
Less: Cost of investments disposed during the period        481   1,916     180    408     499
                                                        ---------------------------------------
Total cost of investments at end of period                2,664  21,961   1,262  5,399   4,383
Add: Unrealized appreciation                                 15  11,378      52  3,082   1,162
                                                        ---------------------------------------
Total market value of investments at end of period       $2,679 $33,339  $1,314 $8,481  $5,545
                                                        ---------------------------------------

                                                           X      XI      XII    XIII    XIV
                                                        ---------------------------------------
Total cost of investments at beginning of period         $9,419    $159  $2,496   $702  $7,661
Add: Total net proceeds from policy and M&E transactions    136      30     160     43     303
     Reinvested distributions from the Fund:
     (a) Net investment income                              257       8      14      4      63
     (b) Net realized gain                                                   11     10     969
                                                        ---------------------------------------
          Sub-Total                                       9,812     197   2,681    759   8,996
Less: Cost of investments disposed during the period        649       4     381     64   1,835
                                                        ---------------------------------------
Total cost of investments at end of period                9,163     193   2,300    695   7,161
Add: Unrealized appreciation (depreciation)                 163     (31)    488    (56)   (792)
                                                        ---------------------------------------
Total market value of investments at end of period       $9,326    $162  $2,788   $639  $6,369
                                                        ---------------------------------------

                             ---------------------